Cost of oil and gas properties: (Tables)	12 Months Ended
Jun. 30, 2013
Cost of oil and gas properties:
Schedule of costs (capitalized and expensed) incurred in oil and gas property acquisition, exploration and development activities
	2013	2012	2011
Property acquisitions	$178,685	$109,076	$448,432
Exploration	—	—	—
Development	(290,569)	8,224,013	10,175,986
	$(111,884)	$8,333,089	$10,624,418

Schedule of capitalized costs relating to oil and gas producing activities

	2013	2012	2011
Proved properties	$56,009,780	$56,121,665	$47,788,575
Unproved properties	—	—	—
	56,009,780	56,121,665	47,788,575
Less: accumulated depreciation, depletion and amortization of oil and gas properties	19,105,645	15,860,758	9,774,375
Total properties	36,904,135	40,260,907	38,014,200
Less: accumulated impairment of oil and gas properties due to full cost ceiling test	(22,181,701)	(22,181,701)	(22,181,701)
Net properties	$14,722,434	$18,079,206	$15,832,499

Schedule of the results of operations from oil and gas producing activities

	2013	2012	2011
Revenues:
Revenues	$3,843,420	$6,939,999	$6,133,299
Preferred return	—	—	—
	3,843,420	6,939,999	6,133,299
Expenses (excluding G&A and interest expense):
Production, operating and development costs	1,872,186	1,972,223	1,857,528
Depreciation, depletion and amortization	3,248,260	6,090,529	3,707,255
Impairment loss on oil and gas properties	—	—	—
	5,120,446	8,062,752	5,564,783
Results before income taxes	(1,277,026)	(1,122,753)	568,516
Provision for income taxes	—	—	—
Results of operations (excluding corporate overhead and interest expense)	$(1,277,026)	$(1,122,753)	$568,516